WARRANT LIABILITIES	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
WARRANT LIABILITIES

6.       WARRANT LIABILITIES:

The Company has share purchase warrants exercisable into common shares at an exercise price denominated in Canadian dollars. As a variable amount of US dollars are exercisable into a fixed number of common shares, the share purchase warrants are classified as derivative liabilities.

The Company records the fair value of the share purchase warrants in accordance with ASC 815, “Derivatives and Hedging”. The Company uses the Black-Scholes option pricing model to calculate the fair values of the derivative liabilities. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statement of loss.

$

Balance, April 30, 2016	326,595

Bonus warrants issuable pursuant to promissory notes (Note 5)	55,239
Reallocation on exercise of warrants	(108,784)
Change in fair value of warrant derivatives	365,241

Balance, January 31, 2017	638,291

Warrant Derivative Liabilities

At January 31, 2017, the Company determined the fair value of Warrant Derivative Liabilities to be $638,291 (April 30 2016 - $326,595) as estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	January 31, 2017	April 30, 2016

Stock price (CAD$)	0.390	0.23
Exercise price (CAD$)	0.308	0.27
Risk-free interest rate (%)	1.15	0.96
Expected life (years)	1.95	1.41
Expected volatility (%)	80	76
Expected dividends ($)	Nil	Nil

7. WARRANT LIABILITIES:

The Company has share purchase warrants exercisable into common shares at an exercise price denominated in Canadian dollars. As a variable amount of US dollars are exercisable into a fixed number of common shares, the share purchase warrants are classified as derivative liabilities.

The Company records the fair value of the share purchase warrants in accordance with ASC 815, “Derivatives and Hedging”. The Company uses the Black-Scholes option pricing model to calculate the fair values of the derivative liabilities. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statement of loss.

$

Balance, April 30, 2014	3,211,386

Bonus warrants issuable pursuant to Promissory Notes (Note 5)	60,161
Bonus warrants issuable pursuant to Second Promissory Notes (Note 6)	70,729
Change in fair value of warrant derivatives	(2,213,435)

Balance, April 30, 2015	1,128,841

Bonus warrants issuable pursuant to Second Promissory Notes (Note 6)	176,493
Change in fair value of warrant derivatives	(978,739)

Balance, April 30, 2016	326,595

Warrant Derivative Liabilities

At April 30, 2016, the Company determined the fair value of Warrant Derivative Liabilities to be $326,595 (2015 - $1,128,841) as estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015

Stock price (CAD$)	0.23	0.25
Exercise price (CAD$)	0.27	0.38
Risk-free interest rate (%)	0.96	1.11
Expected life (years)	1.41	0.79
Expected volatility (%)	76	87
Expected dividends ($)	Nil	Nil